Events Subsequent To the Date of the Form 10-Q Filed On November 14, 2022	9 Months Ended
Sep. 30, 2022
Events Subsequent To the Date of the Form 10-Q Filed On November 14, 2022 [Abstract]
EVENTS SUBSEQUENT TO THE DATE OF THE FORM 10-Q FILED ON NOVEMBER 14, 2022

NOTE 11 — EVENTS SUBSEQUENT TO THE DATE OF THE FORM 10-Q FILED ON NOVEMBER 14, 2022

On November 23, 2022, the Company issued a promissory note (the “Near Extension Note”), dated as of November 18, 2022, in the aggregate principal amount of up to $686,690, to Near. The Near Extension Note relates to the final two payments of the Company’s extension funds of $343,345 each to be deposited into the Trust Account for each month in which the date by which the Company must consummate its initial business combination is extended, from July 11, 2022 until January 11, 2023. As of December 12, 2022, the full amount of $686,690 has been drawn down on the Near Extension Note.

On December 23, 2022 Kludein and Near entered into an amendment to the merger agreement dated May 18, 2022 revising the implied equity value for the company stockholders of approximately $675 million to approximately $575 million subject to customary closing conditions. As of December 23, 2022, the merger transaction is expected to close in the month of January 2023.

On December 19, 2022, the Company filed a Definitive Proxy Statement seeking to obtain stockholder approval to amend its Amended and Restated Certificate of Incorporation to extend the time period the Company has to consummate its Business Combination from January 11, 2023 to April 11, 2023 (the “Extension Amendment Proposal”). There is no assurance that the Company’s stockholders will approve the Extension Amendment Proposal. If the Extension Amendment Proposal is not approved and the Company does not consummate a Business Combination by January 11, 2023, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem 100% of the Public Shares, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining stockholders and the Board, dissolve and liquidate.